Parent Entity Information - Additional Information (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Capital commitments for property, plant and equipment	$ 0	$ 0